Reinsurance (Tables)	12 Months Ended
Dec. 31, 2016
Reinsurance Disclosures [Abstract]
Effect of Reinsurance on Premiums Written and Earned
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2016		2015		2014
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$23,941.9	$23,111.2	$21,086.5	$20,454.1	$18,914.8	$18,648.4
Ceded premiums:
Regulated plans	(439.4)	(425.1)	(358.0)	(362.6)	(251.9)	(241.4)
Non-Regulated plans	(149.0)	(212.1)	(164.5)	(192.4)	(8.3)	(8.5)
Total ceded premiums	(588.4)	(637.2)	(522.5)	(555.0)	(260.2)	(249.9)
Net premiums	$23,353.5	$22,474.0	$20,564.0	$19,899.1	$18,654.6	$18,398.5

Prepaid Reinsurance Premiums and Reinsurance Recoverables
Our prepaid reinsurance premiums and reinsurance recoverables were comprised of the following at December 31:

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
($ in millions)	2016		2015		2016		2015
Regulated plans:
MCCA	$36.5	21%	$31.4	16%	$1,452.7	77%	$1,217.6	82%
CAIP	40.2	24	37.1	19	170.6	9	134.0	9
NCRF	27.5	16	25.6	13	67.0	4	56.7	4
NFIP	49.1	29	45.0	22	78.5	4	10.4	1
Other	0.1	0	0	0	3.5	0	2.8	0
Total Regulated plans	153.4	90	139.1	70	1,772.3	94	1,421.5	96
Non-Regulated plans:
Property	3.2	2	52.6	26	62.9	3	35.5	2
Other	13.9	8	7.6	4	49.6	3	31.8	2
Total Non-Regulated plans	17.1	10	60.2	30	112.5	6	67.3	4
Total	$170.5	100%	$199.3	100%	$1,884.8	100%	$1,488.8	100%